Cover	Jun. 03, 2026
Cover [Abstract]
Entity Registrant Name	GlobalTech Corporation
Entity Central Index Key	0001938338
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 03, 2026
Entity Ex Transition Period	false
Entity File Number	000-56482
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-3926338
Entity Address Address Line 1	3550 Barron Way
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89511
City Area Code	775
Local Phone Number	624-4817
Entity Address Address Line 2	Suite 13a
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false